Shareholder Report, Average Annual Return (Details)	12 Months Ended	51 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000219333
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%	8.58%
Without Sales Load [Member] | C000103068
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%		4.90%		4.15%
Without Sales Load [Member] | C000103069
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%		4.70%		3.98%
Without Sales Load [Member] | C000177200
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%		5.05%	4.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(1.82%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)	0.96%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%	8.89%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%		5.73%		4.91%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%		5.73%		4.91%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%		5.73%	5.38%